Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021
Net loss available to common shares	$(11,277)	$(27,241)	$(47,183)	$(37,614)
Basic and diluted weighted average number of Class A Common Stock	6,122	5,826	5,975	5,817
Basic and diluted net loss available to Class A Common Stock	$(1.84)	$(4.68)	$(7.90)	$(6.47)

	2021
	Class A	Class B
Allocation of undistributed earnings	$(368)	$(38,120)
Weighted average number of shares outstanding, basic and diluted	19	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(19.06)	$(19.06)

2020
Net loss	$(8,653)
Weighted average number of Class B common shares outstanding, basic and diluted	2,000
Basic and diluted net loss per share of Class B common stock	$(4.33)

Schedule of antidilutive and reduce the net loss per common stock
	As of September 30,
	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	24,088,202

	2021	2020
Series A preferred stock	8,000	8,000
Convertible debentures	3,272	—
Total warrants	3,535	—
Total stock options	4,877	—
Total antidilutive shares	19,684	8,000